Loans and other financial assets at amortized cost	12 Months Ended
Dec. 31, 2024
Disclosure of loans and other financial assets at amortized cost [Abstract]
Loans And Other Financial Assets at Amortized Cost
10. LOANS AND OTHER FINANCIAL ASSETS AT AMORTIZED COST
(1) Details of loans and other financial assets at amortized cost as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Due from banks	1,950,573	2,630,604
Loans	358,577,179	386,069,294
Other financial assets	12,620,396	9,771,918

Total	373,148,148	398,471,816

(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Due from banks in local currency:
Due from depository banks	108,344	200,366
Due from non-depository institutions	136	152
Due from the Korea Exchange	68	239,222
Others	135,390	72,314
Loss allowance	(59)	(4)

Sub-total	243,879	512,050

Due from banks in foreign currencies:
Due from banks on demand	221,292	177,886
Due from banks on time	366,117	193,654
Others	1,135,072	1,753,337
Loss allowance	(15,787)	(6,323)

Sub-total	1,706,694	2,118,554

Total	1,950,573	2,630,604

(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2023	Reason of restriction
Due from banks in local currency:
Due from KSFC	KB Securities Co. Ltd. and SI SECURITIES CORPORATION	68	Futures margin
Others	Korea Federation of Savings Bank and others	129,974	Domestic currency exchange and collateral related to promissory notes and others

	Sub-total	130,042

Due from banks in foreign currencies:
Due from banks on demand	National Bank of Cambodia and others	216,147	Reserve deposits and others
Due from banks on time	National Bank of Cambodia	321	Usage deposits for fund settlement system
Others	People’s Bank of China and others	1,062,130	Reserve deposits and others

	Sub-total	1,278,598

	Total	1,408,640

	Counterparty	December 31, 2024	Reason of restriction
Due from banks in local currency:
Others	Korea Federation of Savings Bank and others	77,835	Reserve deposits
Securities trading	Korea Securities Finance Corporation	238,445	Customer deposit refund reserve and futures trading margin and others

	Sub-total	316,280

Due from banks in foreign currencies:
Due from banks on demand	National Bank of Cambodia and others	169,064	Reserve deposits and others
Due from banks on time	National Bank of Cambodia	284	Usage deposits for fund settlement system and others
Others	BNP-PARIBAS, PAR and others	1,093,853	CSA collateral and others

	Sub-total	1,263,201

	Total	1,579,481

(4) Changes in the allowance for credit losses and gross carrying amount of due from banks are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,034)	—	—	(6,034)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(7,702)	—	—	(7,702)
Others (*)	1,419	—	—	1,419

Ending balance	(12,317)	—	—	(12,317)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(12,317)	—	—	(12,317)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(5,254)	—	—	(5,254)
Others (*)	1,725	—	—	1,725

Ending balance	(15,846)	—	—	(15,846)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(15,846)	—	—	(15,846)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	9,874	—	—	9,874
Others (*)	(355)	—	—	(355)

Ending balance	(6,327)	—	—	(6,327)

(*)	Changes due to foreign currencies translation, etc
2) Gross carrying amount

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	2,872,918	—	—	2,872,918
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	166,693	—	—	166,693
Others (*)	(32,622)	—	—	(32,622)

Ending balance	3,006,989	—	—	3,006,989

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	3,006,989	—	—	3,006,989
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(1,154,265)	—	—	(1,154,265)
Changes due to business combinations	113,000	—	—	113,000
Others (*)	695	—	—	695

Ending balance	1,966,419	—	—	1,966,419

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	1,966,419	—	—	1,966,419
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	390,154	—	—	390,154
Changes due to business combinations	165,476	—	—	165,476
Others (*)	114,882	—	—	114,882

Ending balance	2,636,931	—	—	2,636,931

(*)	Changes due to foreign currencies translation, etc

(5)	Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Loans in local currency	298,157,823	315,597,374
Loans in foreign currencies	28,585,389	33,166,984
Domestic banker’s usance	2,726,633	2,803,761
Credit card accounts	12,531,620	12,488,523
Bills bought in foreign currencies	4,215,956	4,328,404
Bills bought in local currency	496,148	224,835
Factoring receivables	8,712	5,994
Advances for customers on guarantees	9,996	9,814
Private placement bonds	688,437	444,900
Securitized loans	3,203,135	3,300,876
Call loans	2,719,546	1,847,376
Bonds purchased under resale agreements	3,356,392	10,551,018
Financial lease receivables	1,362,279	1,106,912
Installment financial bond	2,635,720	2,620,534
Others	119	—
Loan origination costs and fees	865,694	938,886
Discounted present value	(11,360)	(9,272)
Allowance for credit losses	(2,975,060)	(3,357,625)

Total	358,577,179	386,069,294

(6)	Changes in the loss allowance of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(136,520)	(97,604)	(206,617)	(362,766)	(576,740)	(251,233)	—
Transfer to 12-month expected credit losses	(21,684)	21,210	474	(74,402)	68,546	5,856	—
Transfer to lifetime expected credit losses	10,211	(11,568)	1,357	18,678	(21,502)	2,824	—
Transfer to credit-impaired financial assets	3,960	8,975	(12,935)	2,217	12,769	(14,986)	—
Net reversal (provision) of allowance for credit losses	(734)	(49,398)	(156,286)	(22,646)	(303,198)	(107,038)	(27)
Recovery	—	—	(70,077)	—	—	(55,743)	—
Charge-off	—	—	161,850	—	—	140,744	—
Disposal	—	62	21,862	280	128	37,722	—
Interest income from impaired loans	—	—	11,805	—	—	9,576	—
Others	(4,350)	(495)	(948)	(479)	(84)	(97)	—
Changes due to business combinations	1,241	729	7,573	(14,503)	1,847	(9,090)	—

Ending balance	(147,876)	(128,089)	(241,942)	(453,621)	(818,234)	(241,465)	(27)

	For the year ended December 31, 2022
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(68,814)	(115,489)	(70,927)	(568,100)	(789,833)	(528,777)	—
Transfer to 12-month expected credit losses	(31,360)	31,284	76	(127,446)	121,040	6,406	—
Transfer to lifetime expected credit losses	7,576	(7,694)	118	36,465	(40,764)	4,299	—
Transfer to credit-impaired financial assets	642	2,190	(2,832)	6,819	23,934	(30,753)	—
Net reversal (provision) of allowance for credit losses	20,820	(38,105)	(204,569)	(2,560)	(390,701)	(467,893)	(27)
Recovery	—	—	(53,988)	—	—	(179,808)	—
Charge-off	—	—	220,280	—	—	522,874	—
Disposal	—	—	7,896	280	190	67,480	—
Interest income from impaired loans	—	—	—	—	—	21,381	—
Others	—	—	—	(4,829)	(579)	(1,045)	—
Changes due to business combinations	(3)	—	—	(13,265)	2,576	(1,517)	—

Ending balance	(71,139)	(127,814)	(103,946)	(672,636)	(1,074,137)	(587,353)	(27)

	For the year ended December 31, 2023
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(147,876)	(128,089)	(241,942)	(453,621)	(818,234)	(241,465)	(27)
Transfer to 12-month expected credit losses	(25,553)	22,750	2,803	(190,665)	190,047	618	—
Transfer to lifetime expected credit losses	10,881	(12,892)	2,011	28,452	(36,229)	7,777	—
Transfer to credit-impaired financial assets	7,085	24,577	(31,662)	17,959	33,272	(51,231)	—
Net reversal (provision) of allowance for credit losses	(41,029)	(41,105)	(340,607)	(361,735)	(153,392)	(515,711)	(1,011)
Recovery	—	—	(65,639)	—	—	(44,043)	—
Charge-off	—	—	301,995	—	—	298,665	—
Disposal	18	419	114,643	266	512	172,519	949
Interest income from impaired loans	—	—	15,553	—	—	19,341	—
Others	(371)	338	22,000	11,656	21,380	(10,173)	—

Ending balance	(196,845)	(134,002)	(220,845)	(947,688)	(762,644)	(363,703)	(89)

	For the year ended December 31, 2023
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(71,139)	(127,814)	(103,946)	(672,636)	(1,074,137)	(587,353)	(27)
Transfer to 12-month expected credit losses	(30,312)	30,198	114	(246,530)	242,995	3,535	—
Transfer to lifetime expected credit losses	6,894	(7,420)	526	46,227	(56,541)	10,314	—
Transfer to credit-impaired financial assets	748	2,381	(3,129)	25,792	60,230	(86,022)	—
Net reversal (provision) of allowance for credit losses	(3,864)	(15,457)	(338,618)	(406,628)	(209,954)	(1,194,936)	(1,011)
Recovery	—	—	(33,710)	—	—	(143,392)	—
Charge-off	—	—	306,005	—	—	906,665	—
Disposal	—	—	39,360	284	931	326,522	949
Interest income from impaired loans	—	—	—	—	—	34,894	—
Others	(61)	—	—	11,224	21,718	11,827	—

Ending balance	(97,734)	(118,112)	(133,398)	(1,242,267)	(1,014,758)	(717,946)	(89)

	For the year ended December 31, 2024
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(196,845)	(134,002)	(220,845)	(947,688)	(762,644)	(363,703)	(89)
Transfer to 12-month expected credit losses	(27,467)	25,983	1,484	(76,352)	75,186	1,166	—
Transfer to lifetime expected credit losses	14,659	(17,333)	2,674	60,633	(63,280)	2,647	—
Transfer to credit-impaired financial assets	7,714	18,054	(25,768)	128,228	162,162	(290,390)	—
Net provision of allowance for credit losses	(28,741)	(43,686)	(378,285)	(107,916)	(121,901)	(582,211)	(7,663)
Recovery	—	—	(61,554)	—	—	(36,318)	—
Charge-off	—	—	262,651	—	—	329,506	622
Disposal	1,442	2,032	75,603	23	6,675	297,533	837
Interest income from impaired loans	—	—	14,629	—	—	30,185	—
Others	908	637	49,286	(28,427)	4,156	(14,336)	(1,002)

Ending balance	(228,330)	(148,315)	(280,125)	(971,499)	(699,646)	(625,921)	(7,295)

	For the year ended December 31, 2024
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(97,734)	(118,112)	(133,398)	(1,242,267)	(1,014,758)	(717,946)	(89)
Transfer to 12-month expected credit losses	(30,968)	30,740	228	(134,787)	131,909	2,878	—
Transfer to lifetime expected credit losses	8,951	(9,609)	658	84,243	(90,222)	5,979	—
Transfer to credit-impaired financial assets	1,196	2,400	(3,596)	137,138	182,616	(319,754)	—
Net provision of allowance for credit losses	(4,742)	(20,449)	(379,984)	(141,399)	(186,036)	(1,340,480)	(7,663)
Recovery	—	—	(24,021)	—	—	(121,893)	—
Charge-off	—	—	290,321	—	—	882,478	622
Disposal	—	—	91,625	1,465	8,707	464,761	837
Interest income from impaired loans	—	—	—	—	—	44,814	—
Others	—	—	—	(27,519)	4,793	34,950	(1,002)

Ending balance	(123,297)	(115,030)	(158,167)	(1,323,126)	(962,991)	(1,064,213)	(7,295)

(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	135,139,685	13,500,783	499,969	170,795,255	8,458,279	541,732	—
Transfer to 12-month expected credit losses	4,651,157	(4,637,460)	(13,697)	1,784,684	(1,768,655)	(16,029)	—
Transfer to lifetime expected credit losses	(6,284,951)	6,303,526	(18,575)	(3,773,713)	3,792,473	(18,760)	—
Transfer to credit-impaired financial assets	(157,808)	(102,097)	259,905	(242,421)	(123,225)	365,646	—
Charge-off	—	—	(161,850)	—	—	(140,744)	—
Disposal	—	(259)	(57,052)	(48,472)	(391)	(134,732)	—
Net increase(decrease)	(2,077,449)	(1,046,885)	47,727	11,005,551	(873,200)	28,198	313,717
Changes due to business combinations	57,743	2,974	7,630	31,551	1,016	687	—

Ending balance	131,328,377	14,020,582	564,057	179,552,435	9,486,297	625,998	313,717

	For the year ended December 31, 2022
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	8,239,303	1,395,139	116,075	314,174,243	23,354,201	1,157,776	—
Transfer to 12-month expected credit losses	542,021	(541,913)	(108)	6,977,862	(6,948,028)	(29,834)	—
Transfer to lifetime expected credit losses	(403,398)	403,598	(200)	(10,462,062)	10,499,597	(37,535)	—
Transfer to credit-impaired financial assets	(31,780)	(21,244)	53,024	(432,009)	(246,566)	678,575	—
Charge-off	—	—	(220,280)	—	—	(522,874)	—
Disposal	—	—	(17,082)	(48,472)	(650)	(208,866)	—
Net increase(decrease)	769,314	(169,200)	247,981	9,697,416	(2,089,285)	323,906	313,717
Changes due to business combinations	—	—	—	89,294	3,990	8,317	—

Ending balance	9,115,460	1,066,380	179,410	319,996,272	24,573,259	1,369,465	313,717

	For the year ended December 31, 2023
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	131,328,377	14,020,582	564,057	179,552,435	9,486,297	625,998	313,717
Transfer to 12-month expected credit losses	4,038,074	(4,024,039)	(14,035)	2,214,045	(2,209,035)	(5,010)	—
Transfer to lifetime expected credit losses	(6,406,254)	6,422,979	(16,725)	(4,944,087)	4,971,596	(27,509)	—
Transfer to credit-impaired financial assets	(263,965)	(173,536)	437,501	(582,131)	(242,382)	824,513	—
Charge-off	—	—	(301,995)	—	—	(298,665)	—
Disposal	(63)	(491)	(218,965)	(18,149)	(719)	(404,876)	(152,024)
Net increase(decrease)	4,115,668	(1,531,099)	192,248	12,389,915	(1,384,370)	142,393	606,794
Changes due to business combinations	1,144	—	—	—	—	—	—

Ending balance	132,812,981	14,714,396	642,086	188,612,028	10,621,387	856,844	768,487

	For the year ended December 31, 2023
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	9,115,460	1,066,380	179,410	319,996,272	24,573,259	1,369,465	313,717
Transfer to 12-month expected credit losses	343,929	(343,765)	(164)	6,596,048	(6,576,839)	(19,209)	—
Transfer to lifetime expected credit losses	(411,467)	412,222	(755)	(11,761,808)	11,806,797	(44,989)	—
Transfer to credit-impaired financial assets	(40,236)	(20,039)	60,275	(886,332)	(435,957)	1,322,289	—
Charge-off	—	—	(306,005)	—	—	(906,665)	—
Disposal	—	—	(73,107)	(18,212)	(1,210)	(696,948)	(152,024)
Net increase(decrease)	2,279,382	(131,187)	393,697	18,784,965	(3,046,656)	728,338	606,794
Changes due to business combinations	—	—	—	1,144	—	—	—

Ending balance	11,287,068	983,611	253,351	332,712,077	26,319,394	1,752,281	768,487

	For the year ended December 31, 2024
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	132,812,981	14,714,396	642,086	188,612,028	10,621,387	856,844	768,487
Transfer to 12-month expected credit losses	4,575,673	(4,560,653)	(15,020)	2,276,379	(2,273,396)	(2,983)	—
Transfer to lifetime expected credit losses	(6,411,510)	6,439,154	(27,644)	(5,689,553)	5,698,302	(8,749)	—
Transfer to credit-impaired financial assets	(301,556)	(236,753)	538,309	(904,171)	(752,177)	1,656,348	—
Charge-off	—	—	(262,651)	—	—	(329,506)	(622)
Disposal	(43,168)	(45,410)	(329,255)	(134)	(72,244)	(951,160)	(351,530)
Net increase(decrease)	10,371,126	(1,246,832)	236,043	21,730,474	(1,796,231)	271,022	730,812

Ending balance	141,003,546	15,063,902	781,868	206,025,023	11,425,641	1,491,816	1,147,147

	For the year ended December 31, 2024
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	11,287,068	983,611	253,351	332,712,077	26,319,394	1,752,281	768,487
Transfer to 12-month expected credit losses	336,985	(336,651)	(334)	7,189,037	(7,170,700)	(18,337)	—
Transfer to lifetime expected credit losses	(539,512)	540,471	(959)	(12,640,575)	12,677,927	(37,352)	—
Transfer to credit-impaired financial assets	(57,937)	(21,408)	79,345	(1,263,664)	(1,010,338)	2,274,002	—
Charge-off	—	—	(290,321)	—	—	(882,478)	(622)
Disposal	—	—	(147,812)	(43,302)	(117,654)	(1,428,227)	(351,530)
Net increase(decrease)	145,281	(129,905)	386,703	32,246,881	(3,172,968)	893,768	730,812

Ending balance	11,171,885	1,036,118	279,973	358,200,454	27,525,661	2,553,657	1,147,147

(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Cash Management Account asset (CMA asset)	91,000	120,000
Receivables	9,061,936	6,411,884
Accrued income	1,972,330	1,779,310
Telex and telephone subscription rights and refundable deposits	793,510	778,986
Domestic exchange settlement debit	446,570	441,992
Other assets	411,330	452,760
Allowance for credit losses	(156,280)	(213,014)

Total	12,620,396	9,771,918

(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,675)	(5,580)	(57,526)	(66,781)
Transfer to 12-month expected credit losses	(261)	246	15	—
Transfer to lifetime expected credit losses	209	(225)	16	—
Transfer to credit-impaired financial assets	981	1,134	(2,115)	—
Net reversal (provision) of loss allowance	(1,749)	(4,707)	(6,329)	(12,785)
Charge-off	—	—	2,223	2,223
Disposal	—	—	751	751
Others	317	(1)	(62,904)	(62,588)

Ending balance	(4,178)	(9,133)	(125,869)	(139,180)

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,178)	(9,133)	(125,869)	(139,180)
Transfer to 12-month expected credit losses	(388)	285	103	—
Transfer to lifetime expected credit losses	223	(246)	23	—
Transfer to credit-impaired financial assets	50	266	(316)	—
Net reversal (provision) of loss allowance	(3,141)	(8,235)	(10,829)	(22,205)
Charge-off	—	—	4,341	4,341
Disposal	—	—	2,597	2,597
Others	(1,585)	1	(249)	(1,833)

Ending balance	(9,019)	(17,062)	(130,199)	(156,280)

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(9,019)	(17,062)	(130,199)	(156,280)
Transfer to 12-month expected credit losses	(557)	493	64	—
Transfer to lifetime expected credit losses	372	(429)	57	—
Transfer to credit-impaired financial assets	1,202	5,355	(6,557)	—
Net reversal (provision) of loss allowance	(7,662)	(10,372)	(31,336)	(49,370)
Charge-off	1,224	—	5,275	6,499
Disposal	—	4	2,538	2,542
Others	(6,494)	(9)	(9,902)	(16,405)

Ending balance	(20,934)	(22,020)	(170,060)	(213,014)

(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	9,004,539	106,597	174,868	9,286,004
Transfer to 12-month expected credit losses	9,765	(9,749)	(16)	—
Transfer to lifetime expected credit losses	(38,248)	38,265	(17)	—
Transfer to credit-impaired financial assets	(1,484)	(2,824)	4,308	—
Charge-off	—	—	24	24
Disposal	(5)	—	(917)	(922)
Net increase (decrease)	(88,214)	(110,835)	(99,748)	(298,797)
Changes due to business combinations	368	—	—	368

Ending balance	8,886,721	21,454	78,502	8,986,677

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,886,721	21,454	78,502	8,986,677
Transfer to 12-month expected credit losses	14,252	(14,143)	(109)	—
Transfer to lifetime expected credit losses	(30,528)	30,559	(31)	—
Transfer to credit-impaired financial assets	(7,299)	(1,498)	8,797	—
Charge-off	—	—	(4,341)	(4,341)
Disposal	—	—	(3,318)	(3,318)
Net increase (decrease)	3,634,239	75,526	74,653	3,784,418
Changes due to business combinations	13,240	—	—	13,240

Ending balance	12,510,625	111,898	154,153	12,776,676

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	12,510,625	111,898	154,153	12,776,676
Transfer to 12-month expected credit losses	22,084	(19,273)	(2,811)	—
Transfer to lifetime expected credit losses	(38,819)	38,881	(62)	—
Transfer to credit-impaired financial assets	(12,265)	(15,695)	27,960	—
Charge-off	(1,224)	—	(5,275)	(6,499)
Disposal	—	(7)	(3,034)	(3,041)
Net increase (decrease)	(3,048,051)	(16,550)	279,298	(2,785,303)
Changes due to business combinations	3,099	—	—	3,099

Ending balance	9,435,449	99,254	450,229	9,984,932